Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets acquired	¥ 174,430
Acquired finite lived intangible assets amount	174,275
Aggregate amortization expense for intangible assets	¥ 57,023	¥ 52,763	¥ 57,069